Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$ 107	$ 133
Net operating loss carry forwards	636	627
Total deferred tax assets, net	$ 743	$ 760